Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Cost of inventories recognised as expense	$ 1,878	$ 1,910
Inventory write down	$ 1	$ 3